Intangible assets, net - General (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2024 CNY (¥)	Mar. 31, 2023 CNY (¥)	Mar. 31, 2022 CNY (¥)	Mar. 31, 2024 USD ($)
Intangible assets, net
Gross carrying amount	¥ 117,117	¥ 115,624
Less: accumulated amortization and impairment	(90,167)	(68,711)
Net book value	26,950	46,913		$ 3,733
Intangible assets acquired	602	285	¥ 1,000
Impairment charge on intangible assets	¥ 12,089
Impairment, Intangible Asset, Statement of Income or Comprehensive Income [Extensible Enumeration]	Amortization and Impairment of Intangible Assets
User base and customer relationships
Intangible assets, net
Gross carrying amount	¥ 48,863	48,155
Trade names, trademarks and domain names
Intangible assets, net
Gross carrying amount	39,687	39,301
Non-compete agreements
Intangible assets, net
Gross carrying amount	11,815	12,636
Developed technology and patents
Intangible assets, net
Gross carrying amount	7,166	6,639
Licenses copyrights and others
Intangible assets, net
Gross carrying amount	¥ 9,586	¥ 8,893